PER SHARE INFORMATION (Tables)	12 Months Ended
Mar. 31, 2016
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
Basic EPS is calculated as follows:

	Fiscal Year 2016	Fiscal Year 2015	Fiscal Year 2014
Numerator
Net Income (Loss) attributable to common shareholders	$(9,968,727)	$28,929,674	$(96,575,271)

Denominator
Weighted average shares of common stock outstanding	673,905,485	591,214,959	463,021,991

Net Earnings (Loss) per Share – Basic	$(0.01)	$0.05	$(0.21)

Potentially dilutive securities excluded from the calculation of diluted loss per share for Fiscal 2016 and 2014
Stock Options	581,020	n/a	174,359

Convertible Preferred Mezzanine Equity	142,857,143	n/a	148,917,143

Warrants	22,926,029	n/a	15,782,718

Diluted Earnings (Loss) per share (for Fiscal 2015) is calculated as follows:

Fiscal Year 2015
Net Income attributable to common shareholders	$28,929,674
Adjustments to Net Income
Reversal of Change in Value of Warrant Derivatives	(18,447,573)
Reversal of Change in Value of Convertible Preferred Share Mezzanine Equity	(25,602,370)

Net loss attributable to common shareholders on a diluted basis	$(15,120,269)

Denominator
Weighted average shares of common stock outstanding	591,214,959

Dilutive effects of convertible preferred mezzanine equity and warrants
Convertible preferred mezzanine equity	142,857,143
Warrants	22,926,029
Stock Options	581,020
Weighted average shares outstanding - diluted	757,579,152

Fully Diluted Earnings (Loss) per Share	$(0.02)